Significant Accounting Policies - Additional Information (Detail) - GBP (£) £ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Disclosure Of Summary Of Significant Accounting Policies [Abstract]
Cash and cash equivalents	£ 24,644	£ 41,912	£ 46,528	£ 60,264